GENERAL (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 21, 2011 Idit Technologies Ltd [Member]
Cash and cash equivalents				$ 2,143
Restricted cash				216
Trade receivables				1,194
Other receivables and prepaid expenses				302
Other long term assets				90
Property and equipment				482
Severance pay fund				1,800
Other intangible assets				7,918
Goodwill	72,438	68,087	66,715	25,355
Total assets acquired				39,500
Trade payables				(807)
Employees and payroll accruals				(2,328)
Accrued expenses and other liabilities				(1,012)
Deferred revenues				(1,769)
Accrued severance pay				(2,140)
Total liabilities assumed				(8,056)
Total assets acquired, net				$ 31,444